Summary of Significant Accounting - Schedule of Net Loss Per Share (Details) - shares shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Calculation of earnings per share common stock anti-dilutive securities	7,871	7,874	7,873	7,955
Underwriter Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Calculation of earnings per share common stock anti-dilutive securities			10	77
Warrants Issued With2017 Rights Offering
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Calculation of earnings per share common stock anti-dilutive securities			7,681	7,682
Common Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Calculation of earnings per share common stock anti-dilutive securities	180	182	182	196